AMENDED AND RESTATED EXPENSE
SUPPORT AND CONDITIONAL
REIMBURSEMENT AGREEMENT

       THIS AMENDED AND RESTATED
EXPENSE SUPPORT AND CONDITIONAL
REIMBURSEMENT AGREEMENT (the "Agreement") is made the 11th day of July, 2017 between CION Ares
Diversified Credit Fund, a Delaware statutory trust (the
"Company"), and CION Ares Management, LLC, a
Delaware limited liability company ("CAM").

       WHEREAS, the Company is a diversified,
closed-end management investment company that has elected to operate as an interval fund under the Investment Company Act of 1940, as amended (the
"1940 Act");

       WHEREAS, CAM is the Company's investment adviser;

       WHEREAS, the Company and the CAM have
determined that it is appropriate and in the best interests of the Company to endeavor to ensure that no portion of distributions made to the Company's shareholders will be paid from the Company's offering proceeds or borrowings

       WHEREAS, the Company and CAM had
previously entered into an Expense Support and Conditional Reimbursement Agreement dated as of December 6, 2016 (the "Original Agreement"); and

       WHEREAS, the Company and CAM desire to
amend and restate the Original Agreement to reflect that the Fund will offer multiple classes of its common shares of beneficial interest (each such class, a "Class").

       NOW, THEREFORE, in consideration of the
premises and for other good and valuable consideration, the parties hereby agree as follows:

          1.	CAM Expense Payments to the
Company

             1.1 CAM shall reimburse the
Company's initial organizational and offering expenses and, commencing with the first quarter end following the Effective Date (as defined below) and continuing through the end of the last quarter to fall in whole or in part during the term of this Agreement, CAM shall also reimburse each Class' operating expenses to the extent that aggregate distributions made to the shareholders of such Class during the applicable quarter (or the portion thereof that falls within the term of this Agreement) exceed Available Operating Funds (as defined below).
Additionally, during the term of this Agreement, CAM may reimburse the Company's and/or any Class' operating expenses to the extent that it otherwise deems appropriate in order to ensure that the Company or a Class bears an appropriate level of expenses. Any payments to be made by CAM pursuant to this Section
1.1 shall be referred to herein as an "Expense
Payment."

             1.2 For purposes of this Agreement,
"Available Operating Funds" means the sum attributable to the applicable Class of (i) the Company's net investment company taxable income (including net short-term capital gains reduced by net long-term capital losses), (ii) the Company's net capital gains (including the excess of net long-term capital gains over net short-term capital losses), and (iii) dividends and other distributions paid to or otherwise earned by the Company on account of investments in portfolio companies (to the extent such amounts listed in clause
(iii) are not included under clauses (i) and (ii) above.)

             1.3 CAM's obligation to make an
Expense Payment shall automatically become a liability of CAM and the right to such Expense Payment shall be an asset of the Company no later than the last business day of the applicable calendar quarter. The Expense
Payment for any calendar quarter shall, as promptly as possible, be: (i) paid by CAM to the Company in any combination of cash or other immediately available funds, and/or (ii) offset against amounts due from the Company to CAM.

          2. 	Reimbursement of Expense Payments
by the Company

             2.1 Following any calendar quarter in
which Available Operating Funds exceed the cumulative distributions declared to a Class' shareholders in respect of such calendar quarter (the amount of such excess being hereinafter referred to as "Excess Operating
Funds"), the Company shall pay as an expense of the applicable Class such Excess Operating Funds, or a portion thereof, in accordance with Section 2.2, to CAM or accrue such Excess Operating Funds as a liability of the applicable Class until such time as all Expense
Payments made by CAM to such Class within three (3) years prior to the last business day of such calendar quarter have been reimbursed or waived. Any payments required to be made by the Company pursuant to this
Section 2.1 shall be referred to herein as a "Reimbursement Payment."

             2.2  Notwithstanding anything contained
in Section 2.1 of this Agreement, in no event shall a Reimbursement Payment be payable by the Company with respect to any Class for any quarter unless and to the extent that such Reimbursement Payment (together with any other Reimbursement Payments made during the fiscal year) does not cause Other Fund Operating
Expenses attributable to such Class (as defined below)
(on an annualized basis and net of any Expense
Payments received by Company with respect to such Class during such fiscal year) during the applicable quarter to exceed the percentage of the Class' average net assets attributable to common shares represented by Other Fund Operating Expenses (on an annualized basis) during the quarter in which such expense support payment from CAM was made.

             2.3 Notwithstanding anything to the
contrary in this Agreement, no Reimbursement Payment shall be made if the Effective Rate of Distributions Per
Share declared by the Company for the applicable Class at the time of such Reimbursement Payment is less than the Effective Rate of Distributions Per Share for such
Class at the time the Expense Payment was made to which such Reimbursement Payment relates. For purposes of the Agreement, "Effective Rate of Distributions Per Share" means the actual declared distribution rate per share exclusive of return of capital and distribution rate reduction due to distribution and shareholder fees, if any.

             2.4 The Company's obligation to make a
Reimbursement Payment shall automatically become a liability of the applicable Class and the right to such Reimbursement Payment shall be an asset of CAM no later than the last business day of the applicable calendar quarter. The Reimbursement Payment for any calendar quarter shall, as promptly as possible, be paid by the Company to CAM in any combination of cash or other immediately available funds. Any Reimbursement
Payments shall be deemed to have reimbursed CAM for Expense Payments in chronological order beginning with the oldest Expense Payment eligible for reimbursement under this Section 2.

             2.5 For the purposes of this Agreement,
"Other Fund Operating Expenses" means the
Company's total Operating Expenses allocable to the applicable Class (as defined below), excluding the Management and Incentive fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Company, as determined in accordance with generally accepted accounting principles for investment companies.

          3. 	Effective Date; Termination; Survival

             3.1 Effective Date. This Agreement
shall become effective as of the date first written above
(the "Effective Date").

             3.2 Termination.

                    (i) This Agreement will remain
in effect for one year from the Effective Date (the
"Effective Period"), unless earlier terminated by the Company's board of trustees upon written notice to CAM. This Agreement may be renewed by the mutual agreement of CAM and the Company for successive terms (each, an "Additional Term"). Unless so renewed, this Agreement will terminate automatically at the end of the Effective Period or Additional Term, as applicable.

                    (ii) This Agreement shall
automatically terminate in the event of (a) the termination by the Company of the Advisory
Agreement, or (b) the board of trustees of the Company making a determination to dissolve, merge, or liquidate the Company.

                    (iii) Notwithstanding anything
contrary set forth in this Agreement, if this Agreement terminates automatically pursuant to Section 3.2(ii) above, or, following a termination of this Agreement pursuant to Section 3.2(i), an event described in Section
3.2(ii) occurs, the Company agrees to pay CAM an amount equal to all Expense Payments paid by CAM to the Company within three (3) years prior to the date of such termination pursuant to Section 3.2(ii) or the occurrence of such event, as applicable, and that have not been previously reimbursed by the Company to CAM. Such repayment shall be made to CAM no later than thirty (30) days after such date of termination or the date of such event, as applicable.

             3.3 Survival. Sections 1, 3 and 4 of this
Agreement shall survive any termination of this Agreement. Notwithstanding anything to the contrary,
Section 2 of this Agreement shall survive any termination of this Agreement with respect to any Expense Payments that have not been reimbursed by the Company to CAM.

          4. Miscellaneous.

             4.1 Captions. The captions of this
Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

             4.2 Entire Agreement. This Agreement
contains the entire agreement of the parties and supersedes all prior agreements, understandings and arrangements with respect to the subject matter hereof.

             4.3 Interpretation. Notwithstanding the
place where this Agreement may be executed by any of the parties hereto, this Agreement shall be construed in accordance with the laws of the State of Delaware. For so long as the Company is regulated as a registered management investment company under the 1940 Act, this Agreement shall also be construed in accordance with the provisions of the 1940 Act. In such case, to the extent the applicable laws of the State of Delaware, or any provisions herein, conflict with the provisions of the 1940 Act, the latter shall control. Further, nothing in this Agreement shall be deemed to require the Company to take any action contrary to the Company's Amended and Restated Declaration of Trust and/or the its By-Laws, as each may amended or restated, or to relieve or deprive the board of trustees of the Company of its responsibility for and control of the conduct of the affairs of the Company.

             4.4 Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

             4.5 Amendments and Counterparts. This
Agreement may be amended in writing by mutual consent of the parties. This Agreement may be executed by the parties on any number of counterparts, delivery of which may occur by facsimile or as an attachment to an electronic communication, each of which shall be deemed an original, and all of said counterparts taken together shall be deemed to constitute one and the same instrument.

[Remainder of page intentionally left blank.]



          IN WITNESS WHEREOF, the parties
hereto have caused this Agreement to be executed by their duly authorized representatives as of the date first written above.


CION ARES DIVERSIFIED CREDIT FUND

By: _________________________________________
Name:
Title:

CION ARES MANAGEMENT, LLC

By: ________________________________________
Name:
Title:





Information Classification: Limited Access

Information Classification: Limited Access


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